Post-employment Benefits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Post-employment benefits	R$ 1,158,709	R$ 1,484,243	R$ 1,070,037
Current provisions for employee benefits	95,383	85,833
Post-employment benefits, noncurrent	1,063,326	1,398,410
Pension Plans [Member]
Disclosure of defined benefit plans [line items]
Post-employment benefits	340	426
Healthcare Plans [Member]
Disclosure of defined benefit plans [line items]
Post-employment benefits	R$ 1,158,369	R$ 1,483,817